Provision for judicial liabilities - Possible losses - Civill and Enviroment (Details) - Civil, environment and real estate	Dec. 31, 2025 BRL (R$) item	Dec. 31, 2024 BRL (R$) item
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 1,023,689
Possible losses
Disclosure of other provisions [line items]
Number of Lawsuits | item	222	201
Possible losses for which no provision was recorded		R$ 5,065,714